Fair Value Measurement - Schedule of Fair Value Financial Liabilities on a Recurring Basis (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			$ 45,715
SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			45,362
Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			309
Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			44
Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	$ 231	$ 4,368
Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		4,086
Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	99	171
Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	132	111
Level 1 [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 1 [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 1 [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 1 [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 1 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 2 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value
Level 3 [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value			45,715
Level 3 [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		4,086	45,362
Level 3 [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	99	171	309
Level 3 [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	132	111	$ 44
Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	231	4,368
Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | SAFE Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value		4,086
Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Warrant Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	99	171
Level 3 [Member] | Liabilities Measured at Fair Value on a Recurring Basis [Member] | Derivative Liability [Member]
Schedule of Financial Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities at fair value	$ 132	$ 111